Financial instruments (Details Narrative) $ in Thousands, $ in Thousands, € in Millions, £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($) Integer	Jun. 30, 2022 USD ($) Integer	Sep. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 AUD ($)	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Unrestricted cash resources	$ 20			$ 200
Current ratio | Integer	30			0.33	0.54	0.93
Cash and cash equivalents	$ 26	$ 115		$ 199	$ 553	$ 1,285						$ 8,604
Line of credit, maximum borrowing capacity								$ 1,800
Adjusted net current liabilities outstanding				9,700
Cash	10,268			10,044	7,087	9,088
Proceeds from operating activities	(2,571)	$ (4,319)		(8,519)	(11,740)	(14,904)
Spinning off value				838,000
Reverse merger value				522,000
Sale of investments				7,200
Trade and other receivables	10,200			200
Trade and other payables	35,400			2,600
Total borrowings	28,992			29,086	32,388	28,561
Non-current borrowings	$ 26,734			20,915	$ 30,004	23,452
Currency risk EUR [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents								200
Trade and other receivables								400	€ 0.8
Trade and other payables | €									2.1
Currency risk AUD [member]
IfrsStatementLineItems [Line Items]
Restricted cash								300
Trade and other payables								6,200	€ 2.2	£ 5.5
Currency risk [member]
IfrsStatementLineItems [Line Items]
Total borrowings				29,100
Non-current borrowings				27,100				1,900
Forecast [Member]
IfrsStatementLineItems [Line Items]
Proceeds from operating activities			$ 12,000
Vivo Power Pty Ltd and Tembo Group [member]
IfrsStatementLineItems [Line Items]
Deposits and other cash inflows)				357
Cash				$ 4,300
Subsequent Events [member]
IfrsStatementLineItems [Line Items]
Net current liabilities outstanding							$ 9,300
Adjusted net current liabilities outstanding							$ 5,400
Debtor finance facility to support working capital requirements [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity											$ 2,100
New facility [member] | Announcement of plan to discontinue operation [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity								$ 2,500
New facility [member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				7.75%				7.75%	7.75%	7.75%
Trade finance facility [member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity				$ 500